Debt Securities in Issue - Parent	12 Months Ended
Dec. 31, 2022
Debt Securities In Issue [Line Items]
Debt Securities in Issue
26. DEBT SECURITIES IN ISSUE

		Group
	2022	2021
	£m	£m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	739	1,405
– Euro 30bn Euro Medium Term Note Programme	6,435	4,304
– US SEC-registered Debt Programme - Santander UK Group Holdings plc	7,083	5,978
- US SEC-registered Debt Programme - Santander UK plc	1,276	1,224
	15,533	12,911
Euro 35bn Global Covered Bond Programme	15,205	12,760
US$20bn Commercial Paper Programmes	1,851	2,704
Certificates of deposit	2,874	2,387
Credit linked notes	60	59
Securitisation programmes	897	759
	36,420	31,580
The funding from the Euro 30bn Euro Medium Term Note Programme and the US SEC-registered Debt Programme in the name of Santander UK Group Holdings plc has mainly been downstreamed to our operating company Santander UK plc.
Santander UK Group Holdings plc
Debt Securities In Issue [Line Items]
Debt Securities in Issue
46.10 DEBT SECURITIES IN ISSUE
The Company issues notes in the US from time to time pursuant to a shelf registration statement on Form F-3 filed with the SEC in 2021.

	2022	2021
	£m	£m
Medium-term notes:
– Euro 30bn Euro Medium Term Note Programme	2,387	3,028
– US SEC-registered Debt Programme – Santander UK Group Holdings plc	2,511	2,985
	4,898	6,013
The funding from the Euro 30bn Euro Medium Term Note Programme and the US SEC-registered Debt Programme in the name of Santander UK Group Holdings plc has predominantly been downstreamed to our operating company Santander UK plc.
Debt securities in issue include £2m due from Santander UK group undertakings.